iShares
®
MSCI Netherlands ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .7%
CSG N.V.
(a)
............................. 185,420 $ 3,887,739
a
Air Freight & Logistics  —  1 .1%
Ferrari Group PLC ........................ 48,308 468,239
InPost SA
(a)
............................. 271,826 4,872,769
PostNL N.V. ............................ 600,865 704,736
6,045,744
a
Banks  —  10 .6%
ABN AMRO Bank N.V., CVA ................. 341,307 13,563,993
ING Groep N.V. .......................... 1,518,923 47,049,275
60,613,268
a
Beverages  —  5 .2%
Coca-Cola Europacific Partners PLC ............ 119,975 10,880,533
Heineken Holding N.V. ..................... 91,594 6,604,986
Heineken N.V. ........................... 159,826 12,481,578
29,967,097
a
Biotechnology  —  0 .3%
Pharming Group N.V.
(a)
..................... 1,254,229 1,684,275
a
Broadline Retail  —  5 .3%
Prosus N.V.
(a)
........................... 669,422 30,445,016
a
Capital Markets  —  2 .3%
Allfunds Group PLC ....................... 383,055 3,825,733
CVC Capital Partners PLC
(b)
................. 258,121 4,125,899
Flow Traders Ltd.
(a)
........................ 61,227 1,771,096
Van Lanschot Kempen N.V. .................. 44,687 3,467,098
13,189,826
a
Chemicals  —  3 .6%
Akzo Nobel N.V. ......................... 110,890 8,416,006
Corbion N.V. ............................ 97,105 2,278,131
DSM-Firmenich AG ....................... 111,210 9,345,122
OCI N.V.
(a)
............................. 152,915 666,386
20,705,645
a
Construction & Engineering  —  2 .1%
Fugro N.V. ............................. 193,216 2,546,483
Koninklijke BAM Groep N.V. ................. 352,580 4,566,789
Koninklijke Heijmans N.V. ................... 39,943 4,937,245
12,050,517
a
Consumer Staples Distribution & Retail  —  3 .7%
Acomo N.V. ............................ 40,838 1,131,294
Koninklijke Ahold Delhaize N.V. ............... 465,003 19,617,862
Sligro Food Group N.V. ..................... 44,378 668,985
21,418,141
a
Diversified Telecommunication Services  —  2 .1%
Koninklijke KPN N.V. ...................... 2,257,608 11,760,199
a
Electrical Equipment  —  1 .3%
Signify N.V.
(b)
............................ 156,940 3,800,556
TKH Group N.V. ......................... 66,577 3,571,920
7,372,476
a
Energy Equipment & Services  —  0 .9%
SBM Offshore N.V. ........................ 129,324 4,929,095
a
Entertainment  —  2 .3%
Universal Music Group N.V. .................. 598,887 13,442,575
a
Security Shares Value
a
Financial Services  —  3 .7%
Adyen N.V.
(a) (b)
........................... 14,210 $ 15,565,165
EXOR N.V. ............................. 70,904 5,521,761
21,086,926
a
Food Products  —  1 .1%
Magnum Ice Cream Co. N.V. (The)
(a)
............ 372,586 6,038,982
a
Health Care Equipment & Supplies  —  2 .0%
Koninklijke Philips N.V. ..................... 437,270 11,609,495
a
Hotels, Restaurants & Leisure  —  0 .5%
Basic-Fit N.V.
(a) (b) (c)
........................ 86,740 3,120,191
a
Insurance  —  4 .9%
Aegon Ltd. ............................. 900,868 7,641,242
ASR Nederland N.V. ....................... 103,883 7,776,511
NN Group N.V. .......................... 152,972 12,769,532
28,187,285
a
Machinery  —  0 .9%
Aalberts N.V. ............................ 110,361 5,035,002
a
Media  —  0 .3%
Havas N.V. ............................. 80,911 1,598,253
a
Metals & Mining  —  0 .5%
AMG Critical Materials N.V. .................. 61,171 3,001,796
a
Oil, Gas & Consumable Fuels  —  0 .7%
Koninklijke Vopak N.V. ..................... 75,857 4,049,951
a
Pharmaceuticals  —  0 .2%
Pharvaris N.V.
(a) (c)
......................... 35,436 1,068,750
a
Professional Services  —  3 .0%
Arcadis N.V. ............................ 90,191 3,681,283
Randstad N.V. ........................... 126,658 3,883,177
Wolters Kluwer N.V. ....................... 137,402 9,768,819
17,333,279
a
Retail REITs  —  0 .7%
Eurocommercial Properties N.V. ............... 79,146 2,691,008
Wereldhave N.V. ......................... 63,441 1,545,276
4,236,284
a
Semiconductors & Semiconductor Equipment  —  31 .0%
ASM International N.V. ..................... 25,205 26,299,271
ASML Holding N.V. ....................... 84,309 136,321,990
BE Semiconductor Industries N.V. ............. 46,464 15,384,498
178,005,759
a
Software  —  5 .0%
Nebius Group N.V. , Class A
(a) (c)
................ 121,167 28,000,482
TomTom N.V.
(a)
.......................... 99,385 585,547
28,586,029
a
Trading Companies & Distributors  —  3 .4%
AerCap Holdings N.V. ...................... 100,649 14,029,464
IMCD N.V. ............................. 52,627 5,419,843
19,449,307
a
Total Long-Term Investments — 99.4%
(Cost: $ 526,248,645 ) ................................ 569,918,902

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Netherlands ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(d) (e) (f)
...................... 10,823,350 $ 10,826,597
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(d) (e)
............................ 648,274 648,274
a
Total Short-Term Securities — 2.0%
(Cost: $ 11,474,522 ) ................................. 11,474,871
Security Shares Value
a
Total Investments — 101 .4%
(Cost: $ 537,723,167 ) ................................ $ 581,393,773
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (7,968,711)
Net Assets — 100.0% ................................. $ 573,425,062
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 2,084,759  $ 8,741,699
(a)
$ —  $ 24  $ 115  $ 10,826,597  10,823,350  $ 22,730
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 93,449  554,825
(a)
—  —  —  648,274  648,274  7,093  —
$ —  $ 24  $ 115
$ 11,474,871
$ 29,823  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 48 06/19/26 $ 3,395 $ 64,823

iShares
®
MSCI Netherlands ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 104,465,839  $ 465,453,063  $ —  $ 569,918,902
Short-Term Securities
Money Market Funds ...................................... 11,474,871  —  —  11,474,871
$ 115,940,710  $ 465,453,063  $ —  $ 581,393,773
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 64,823  $ —  $ —  $ 64,823
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)